Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 97.4%
Aerospace & Defense – 1.9%
General Dynamics Corp	14,103	$3,983,956
Lockheed Martin Corp	6,250	2,842,938
Raytheon Technologies Corp	51,118	4,985,539
		11,812,433
Automobiles – 1.2%
Ferrari NV	7,124	3,105,637
Tesla Inc*	24,137	4,243,043
		7,348,680
Banks – 2.0%
JPMorgan Chase & Co	63,100	12,638,930
Beverages – 1.9%
Molson Coors Beverage Co	43,111	2,899,215
Monster Beverage Corp*	46,941	2,782,663
PepsiCo Inc	33,160	5,803,332
		11,485,210
Biotechnology – 1.0%
Amgen Inc	11,652	3,312,897
Biogen Inc*	13,580	2,928,255
		6,241,152
Building Products – 0.5%
Trane Technologies PLC	10,340	3,104,068
Capital Markets – 3.1%
BlackRock Inc	5,618	4,683,727
Cboe Global Markets Inc	15,029	2,761,278
Goldman Sachs Group Inc	11,812	4,933,754
Intercontinental Exchange Inc	29,528	4,058,033
Moody's Corp	6,603	2,595,177
		19,031,969
Chemicals – 3.0%
Celanese Corp	18,520	3,182,847
Ecolab Inc	16,631	3,840,098
Linde PLC	12,475	5,792,392
LyondellBasell Industries NV	23,499	2,403,478
Sherwin-Williams Co	8,899	3,090,890
		18,309,705
Commercial Services & Supplies – 0.9%
Cintas Corp	4,410	3,029,802
Waste Management Inc	11,800	2,515,170
		5,544,972
Communications Equipment – 0.9%
F5 Networks Inc*	14,414	2,732,750
Motorola Solutions Inc	7,551	2,680,454
		5,413,204
Construction Materials – 0.5%
Vulcan Materials Co	11,934	3,257,027
Consumer Finance – 0.5%
Discover Financial Services	23,305	3,055,052
Diversified Financial Services – 4.8%
Berkshire Hathaway Inc*	30,364	12,768,669
Fiserv Inc*	18,971	3,031,945
Mastercard Inc - Class A	5,684	2,737,244
Visa Inc	30,555	8,527,289
Voya Financial Inc	40,376	2,984,594
		30,049,741
Diversified Telecommunication Services – 0.9%
Verizon Communications Inc	129,064	5,415,525
Electric Utilities – 1.3%
Edison International	114,000	8,063,220
Electrical Equipment – 1.1%
Eaton Corp PLC	11,015	3,444,170
Emerson Electric Co	29,482	3,343,848
		6,788,018
Electronic Equipment, Instruments & Components – 1.5%
Amphenol Corp	35,092	4,047,862
CDW Corp/DE	11,436	2,925,100
Jabil Inc	19,336	2,590,057
		9,563,019

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food & Staples Retailing – 3.8%
BJ's Wholesale Club Holdings Inc*	37,144	$2,809,944
Costco Wholesale Corp	13,372	9,796,728
US Foods Holding Corp*	49,920	2,694,182
Walmart Inc	141,747	8,528,917
		23,829,771
Food Products – 1.3%
Campbell Soup Co	59,506	2,645,042
Kellanova	50,298	2,881,572
Mondelez International Inc	32,050	2,243,500
		7,770,114
Health Care Equipment & Supplies – 0.9%
Alcon Inc	32,501	2,707,008
Stryker Corp	8,151	2,916,998
		5,624,006
Health Care Providers & Services – 2.9%
Laboratory Corp of America Holdings	14,098	3,079,849
Quest Diagnostics Inc	21,559	2,869,719
UnitedHealth Group Inc	24,578	12,158,737
		18,108,305
Hotels, Restaurants & Leisure – 5.1%
Booking Holdings Inc	898	3,257,836
Chipotle Mexican Grill Inc*	1,034	3,005,600
Darden Restaurants Inc	540	90,261
Domino's Pizza Inc	6,120	3,040,906
Hilton Worldwide Holdings Inc	13,323	2,841,929
McDonald's Corp	36,875	10,396,906
Starbucks Corp	33,126	3,027,385
Texas Roadhouse Inc	17,453	2,695,965
Yum! Brands Inc	24,600	3,410,790
		31,767,578
Household Durables – 0.5%
Toll Brothers Inc	22,713	2,938,381
Household Products – 1.5%
Church & Dwight Co Inc	22,088	2,303,999
Colgate-Palmolive Co	44,682	4,023,614
Procter & Gamble Co	18,140	2,943,215
		9,270,828
Industrial Conglomerates – 0.5%
Honeywell International Inc	14,950	3,068,488
Information Technology Services – 2.1%
Akamai Technologies Inc*	25,556	2,779,471
International Business Machines Corp	42,821	8,177,098
VeriSign Inc*	12,372	2,344,618
		13,301,187
Insurance – 3.4%
Allstate Corp	657	113,668
Aon PLC - Class A	22,348	7,457,975
Arthur J Gallagher & Co	14,576	3,644,583
Chubb Ltd	15,999	4,145,821
Prudential Financial Inc	26,001	3,052,517
Travelers Cos Inc	12,950	2,980,313
		21,394,877
Interactive Media & Services – 5.3%
Alphabet Inc - Class A*	154,848	23,371,209
Meta Platforms Inc - Class A	19,941	9,682,951
		33,054,160
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific Inc	5,672	3,296,623
Machinery – 3.4%
Cummins Inc	10,928	3,219,935
Deere & Co	7,713	3,168,038
Illinois Tool Works Inc	10,822	2,903,867
Otis Worldwide Corp	32,459	3,222,205
Parker-Hannifin Corp	5,276	2,932,348
Wabtec Corp	20,260	2,951,477
Xylem Inc/NY	22,661	2,928,708
		21,326,578
Multiline Retail – 2.3%
Amazon.com Inc*	78,818	14,217,191
Oil, Gas & Consumable Fuels – 1.5%
Chevron Corp	21,306	3,360,808
Diamondback Energy Inc	15,443	3,060,339
ONEOK Inc	3,433	275,224

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
Suncor Energy Inc	77,894	$2,875,068
		9,571,439
Pharmaceuticals – 2.2%
Eli Lilly & Co	5,823	4,530,061
Johnson & Johnson	43,618	6,899,931
Merck & Co Inc	16,153	2,131,388
		13,561,380
Professional Services – 1.0%
Verisk Analytics Inc	25,358	5,977,641
Residential Real Estate Investment Trusts (REITs) – 0%
AvalonBay Communities Inc	499	92,594
Retail Real Estate Investment Trusts (REITs) – 0.5%
Simon Property Group Inc	20,461	3,201,942
Road & Rail – 1.4%
Canadian National Railway Co	21,248	2,798,574
Canadian Pacific Kansas City Ltd#	30,737	2,710,081
Ryder System Inc	24,794	2,979,991
		8,488,646
Semiconductor & Semiconductor Equipment – 6.8%
Broadcom Inc	10,767	14,270,689
Intel Corp	58,001	2,561,904
Lam Research Corp	3,429	3,331,514
NVIDIA Corp	20,787	18,782,302
Qualcomm Inc	19,822	3,355,865
		42,302,274
Software – 10.3%
Adobe Inc*	5,011	2,528,551
Microsoft Corp	100,166	42,137,853
Oracle Corp	43,510	5,465,291
Palo Alto Networks Inc*	10,922	3,103,268
Synopsys Inc*	13,530	7,732,395
Workday Inc - Class A*	10,841	2,956,883
		63,924,241
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Equinix Inc	3,401	2,806,947
Specialty Retail – 3.9%
AutoZone Inc*	853	2,688,357
Home Depot Inc	20,489	7,859,580
O'Reilly Automotive Inc*	2,466	2,783,818
Ross Stores Inc	18,540	2,720,930
TJX Cos Inc	78,449	7,956,298
		24,008,983
Technology Hardware, Storage & Peripherals – 6.7%
Apple Inc	227,395	38,993,695
NetApp Inc	26,917	2,825,478
		41,819,173
Trading Companies & Distributors – 1.4%
AerCap Holdings NV*	32,829	2,853,168
Ferguson PLC	14,048	3,068,505
WW Grainger Inc	2,863	2,912,530
		8,834,203
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc	25,219	4,116,245
Total Common Stocks (cost $517,789,424)		604,795,720
Investment Companies– 2.3%
Exchange-Traded Funds (ETFs) – 2.3%
Schwab US Large-Cap#((cost $13,706,892)	230,717	14,318,297
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	1,735,474	1,735,474
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 4/1/24	$433,869	433,869
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,169,343)		2,169,343
Total Investments (total cost $533,665,659) – 100.0%		621,283,360
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(239,316)
Net Assets – 100%		$621,044,044

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$604,233,824	97.3%
Canada	8,383,723	1.3
Italy	3,105,637	0.5
Netherlands	2,853,168	0.5
Switzerland	2,707,008	0.4

Total	$621,283,360	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$17,862	$(101)	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	10,387∆	-	-	1,735,474
Total Affiliated Investments - 0.3%	$28,249	$(101)	$-	$1,735,474

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	-	29,053,778	(29,053,677)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	3,762,210	91,538,055	(93,564,791)	1,735,474

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$604,795,720	$-	$-
Investment Companies	14,318,297	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,169,343	-
Total Assets	$619,114,017	$2,169,343	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70297 05-24